Impact of change in accounting policies	3 Months Ended
Mar. 31, 2018
Revenue from Contract with Customer [Abstract]
Impact fo change in accounting policy
Impact of change in accounting policies - revenue recognition
The Company adopted ASC 606, ‘Revenue from Contracts with Customers’, with a date of initial application of January 1, 2018. The revenue recognition accounting policy applied in preparation of the results for the three months ended March 31, 2018 therefore reflect application of ASC 606. ICON has elected to adopt the standard using the cumulative effect transition method. Under this transition method, ICON has applied the new standard as at the date of initial application (i.e. January 1, 2018), without restatement of comparative amounts. The cumulative effect of initially applying the new standard (to revenue, costs and tax) is recorded as an adjustment to the opening balance of equity at the date of initial application. See 'Note 13 - Impact of changes in accounting policies' for details. The comparative information has not been adjusted and therefore continues to be reported under ASC 605, ‘Revenue Recognition’.
The new standard requires application of five steps: (1) identify the contract(s) with a customer; (2) identify the performance obligation in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; and (5) recognize revenue when (or as) the entity satisfies the performance obligation.
The most significant impact of application of the standard relates to our assessment of performance and percentage of completion in respect of our clinical trial service revenue. Prior to application of ASC 606, the revenue attributable to performance was determined based on both input and output methods of measurement. We have concluded that under the new standard, a clinical trial service is a single performance obligation satisfied over time i.e. the full full service obligation in respect of a clinical trial (including those services performed by investigators and other parties) is considered a single performance obligation. Promises offered to the customer are not distinct within the context of the contract. We have concluded that ICON is the contract principal in respect of both direct services and in the use of third parties (principally investigator services) that support the clinical research project. The transaction price is determined by reference to the contract or change order value (total service revenue and pass-through) adjusted to reflect a realizable contract value. Revenue is recognized as the single performance obligation is satisfied. The progress towards completion for clinical service contracts is measured therefore based on on an input measure being total project costs (inclusive of third party costs) at each reporting period
The tables on the pages following summarize the impact of adopting ASC 606 on the consolidated financial statements for the three months ended March 31, 2018.

ICON plc
CONDENSED CONSOLIDATED BALANCE SHEETS
AS AT MARCH 31, 2018 (UNAUDITED)

	March 31, 2018
	As reported	Adjustments	Balance without adoption of Topic 606
ASSETS	(in thousands)
Current Assets:
Cash and cash equivalents	$272,001	—	$272,001
Short term investments - available for sale	81,541	—	81,541
Accounts receivable, net	393,940	—	393,940
Unbilled revenue	292,688	43,215	335,903
Other receivables	49,563	(12,268)	37,295
Prepayments and other current assets	45,538	—	45,538
Income taxes receivable	28,232	—	28,232
Total current assets	1,163,503	30,947	1,194,450

Other Assets:
Property, plant and equipment, net	161,060	—	161,060
Goodwill	776,469	—	776,469
Non-current other assets	15,610	—	15,610
Non-current income taxes receivable	17,530	—	17,530
Non-current deferred tax asset	18,212	(6,574)	11,638
Intangible assets	67,061	—	67,061
Total Assets	$2,219,445	$24,373	$2,243,818
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current Liabilities:
Accounts payable	$11,850	$—	$11,850
Payments on account	332,353	(25,100)	307,253
Other liabilities	260,998		260,998
Income taxes payable	22,962	432	23,394
Total current liabilities	628,163	(24,668)	603,495
Other Liabilities:
Non-current bank credit lines and loan facilities	348,980	—	348,980
Non-current other liabilities	15,787	—	15,787
Non-current government grants	977	—	977
Non-current income taxes payable	13,161	—	13,161
Non-current deferred tax liability	7,382	—	7,382
Commitments and contingencies	—	—	—
Total Liabilities	1,014,450	(24,668)	989,782
Shareholders' Equity:
Ordinary shares, par value 6 euro cents per share; 100,000,000 shares authorized,
53,793,839 shares issued and outstanding at March 31, 2018 and
54,081,601 shares issued and outstanding at December 31, 2017	4,643	—	4,643
Additional paid‑in capital	491,338	—	491,338
Other undenominated capital	938	—	938
Accumulated other comprehensive income	(26,505)	—	(26,505)
Retained earnings	734,581	49,041	783,622
Total Shareholders' Equity	1,204,995	49,041	1,254,036
Total Liabilities and Shareholders' Equity	$2,219,445	$24,373	$2,243,818

ICON plc
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
FOR THE THREE MONTHS ENDED MARCH 31, 2018
(UNAUDITED)

	Three Months Ended
	As reported	Adjustments	Balance without adoption of Topic 606
	(in thousands except share and per share data)
Revenue:
Revenue	$620,125	$1,231	$621,356
Reimbursable expenses	—	(158,753)	(158,753)

	620,125	(157,522)	462,603

Costs and expenses:
Direct costs
- Reimbursable expenses	158,753	(158,753)	—
- Other direct costs	271,839	—	271,839
Selling, general and administrative expense	80,915	160	81,075
Depreciation and amortization	16,898	—	16,898

Total costs and expenses	528,405	(158,593)	369,812

Income from operations	91,720	1,071	92,791
Interest income	823	—	823
Interest expense	(3,795)	—	(3,795)

Income before provision for income taxes	88,748	1,071	89,819
Provision for income taxes	(10,650)	(134)	(10,784)

Net income	$78,098	$937	$79,035

ICON plc
CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS
FOR THE THREE MONTHS ENDED MARCH 31, 2018 (UNAUDITED)

	Three Months Ended
	March 31, 2018
	As Reported	Adjustments	Balance without adoption of Topic 606
	(in thousands)
Cash flows from operating activities:
Net income	$78,098	$937	$79,035
Adjustments to reconcile net income to net cash provided by operating activities:
Loss on disposal of property, plant and equipment	2	—	2
Depreciation expense	11,850	—	11,850
Amortization of intangibles	5,048	—	5,048
Amortization of government grants	(12)	—	(12)
Interest on short term investments	(333)	—	(333)
Stock compensation expense	9,392	—	9,392
Amortization of gain on interest rate hedge	(230)	—	(230)
Amortization of financing costs	390	—	390
Deferred taxes	(3,481)	6,574	3,093
Changes in assets and liabilities:
Increase in accounts receivable	(12,979)	—	(12,979)
Increase in unbilled revenue	(65,904)	4,889	(61,015)
Increase in other receivables	(2,866)	12,268	9,402
Increase in prepayments and other current assets	(10,358)	—	(10,358)
Increase in other non-current assets	(179)	—	(179)
Decrease in payments on account	8,040	(25,100)	(17,060)
Increase in other current liabilities	27,523	—	27,523
Decrease in other non-current liabilities	(1,165)	—	(1,165)
Increase in income taxes payable	4,300	432	4,732
Decrease in accounts payable	(6,668)	—	(6,668)
Net cash provided by operating activities	40,468	—	40,468
Cash flows from investing activities:
Purchase of property, plant and equipment	(8,304)	—	(8,304)
Purchase of subsidiary undertakings	(1,645)	—	(1,645)
Purchase of short term investments	(10,160)	—	(10,160)
Sale of short term investments	6,253	—	6,253
Net cash used in investing activities	(13,856)	—	(13,856)
Cash flows from financing activities:
Financing costs	(823)	—	(823)
Proceeds from exercise of equity compensation	727	—	727
Share issue costs	(4)	—	(4)
Repurchase of ordinary shares	(38,208)	—	(38,208)
Share repurchase costs	(31)	—	(31)
Net cash provided by financing activities	(38,339)	—	(38,339)
Effect of exchange rate movements on cash	869		869
Net decrease in cash and cash equivalents	(10,858)	—	(10,858)
Cash and cash equivalents at beginning of period	282,859		282,859
Cash and cash equivalents at end of period	$272,001	$—	$272,001
ICON plc
CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY AND COMPREHENSIVE INCOME
(UNAUDITED)

	Shares	Amount	Additional Paid-in Capital	Other Undenominated Capital	Accumulated Other Comprehensive Income	Retained Earnings	Total
	(dollars in thousands, except share data)
Balance at December 31, 2017	54,081,601	$4,664	$481,337	$912	$(38,713)	$742,800	$1,191,000

Comprehensive income:
Net income (as reported)	—	—	—	—	—	78,098	78,098
Impact of change in accounting policy	—	—	—	—	—	937	937
Currency translation adjustment	—	—	—	—	10,635	26	10,661
Currency impact of long term funding	—	—	—	—	1,685	—	1,685
Tax on currency impact of long term funding	—	—	—	—	4	—	4
Unrealized capital gain – investments	—	—	—	—	(288)	—	(288)
Amortization of interest rate hedge	—	—	—	—	(230)	—	(230)
Fair value of cash flow hedge	—	—	—	—	402	—	402

Total comprehensive income	—	—	—	—	12,208	79,061	91,269

Exercise of share options	21,574	2	722	—	—	—	724
Issue of restricted share units	35,776	3	—	—	—	—	3
Non-cash stock compensation expense	—	—	9,283	—	—	—	9,283
Share issuance costs	—	—	(4)	—	—	—	(4)
Share repurchase program	(345,112)	(26)	—	26	—	(38,208)	(38,208)
Share repurchase costs	—	—	—	—	—	(31)	(31)

Balance at March 31, 2018 (without the adoption of ASC 606)	53,793,839	$4,643	$491,338	$938	$(26,505)	$783,622	$1,254,036